UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                  as of September 30, 2018 (Unaudited)

DWS U.S. Bond Index Fund *

	Principal Amount ($)	Value ($)
Corporate Bonds 20.8%
Communication Services 2.0%
21st Century Fox America, Inc.:
6.15%, 3/1/2037	20,000	24,862
6.65%, 11/15/2037	40,000	52,882
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	34,849
AT&T, Inc.:
3.4%, 5/15/2025	45,000	42,843
3.95%, 1/15/2025	35,000	34,461
144A, 4.1%, 2/15/2028	5,000	4,854
4.25%, 3/1/2027	45,000	44,419
144A, 4.3%, 2/15/2030	50,000	48,085
6.0%, 8/15/2040	15,000	16,060
6.375%, 3/1/2041	45,000	49,584
6.4%, 5/15/2038	16,000	17,464
CBS Corp., 3.7%, 8/15/2024	100,000	97,224
Comcast Corp.:
3.3%, 2/1/2027	15,000	14,179
6.4%, 5/15/2038	18,000	21,315
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	51,567
NBCUniversal Media LLC, 2.875%, 1/15/2023	25,000	24,298
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	96,550
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	48,256
Time Warner Cable LLC, 6.75%, 6/15/2039	75,000	81,795
Time Warner, Inc., 5.35%, 12/15/2043	30,000	29,590
Verizon Communications, Inc., 2.946%, 3/15/2022	25,000	24,603
Vodafone Group PLC:
6.15%, 2/27/2037	40,000	44,173
6.25%, 11/30/2032	65,000	72,819
Walt Disney Co., 2.45%, 3/4/2022	20,000	19,411
		996,143
Consumer Discretionary 1.0%
Amazon.com, Inc., 3.8%, 12/5/2024	50,000	51,002
Ford Motor Co., 4.75%, 1/15/2043	25,000	20,817
General Motors Co., 4.0%, 4/1/2025	50,000	47,893
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	23,360
Home Depot, Inc., 4.2%, 4/1/2043	50,000	50,370
Hyatt Hotels Corp., 3.375%, 7/15/2023	25,000	24,405
Lowe's Companies, Inc., 4.05%, 5/3/2047	25,000	24,025
Target Corp., 2.5%, 4/15/2026	100,000	92,567
VF Corp., 6.45%, 11/1/2037	15,000	18,919
Walmart, Inc.:
2.35%, 12/15/2022	125,000	120,839
3.625%, 12/15/2047	25,000	23,397
		497,594
Consumer Staples 1.1%
Altria Group, Inc., 10.2%, 2/6/2039	53,000	83,356
Anheuser-Busch InBev Worldwide, Inc., 4.6%, 4/15/2048	100,000	96,868
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	33,553
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	23,400
Colgate-Palmolive Co., 2.1%, 5/1/2023	50,000	47,411
Conagra Brands, Inc., 7.125%, 10/1/2026	19,000	21,847
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,287
Ingredion, Inc., 3.2%, 10/1/2026	25,000	23,190
Kraft Heinz Foods Co., 4.375%, 6/1/2046	25,000	22,080
Kroger Co., 2.65%, 10/15/2026	50,000	44,612
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	24,788
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.0%, 3/1/2029	25,000	31,873
PepsiCo, Inc., 4.25%, 10/22/2044	25,000	25,443
Philip Morris International, Inc., 6.375%, 5/16/2038	20,000	24,073
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	25,391
		546,172
Energy 2.3%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	12,953
Apache Corp.:
5.1%, 9/1/2040	20,000	19,781
5.25%, 2/1/2042	35,000	35,182
BP Capital Markets PLC:
3.017%, 1/16/2027	35,000	32,930
3.224%, 4/14/2024	10,000	9,776
3.279%, 9/19/2027	40,000	38,262
Buckeye Partners LP, 4.35%, 10/15/2024	15,000	14,697
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	38,185
7.4%, 12/1/2031	15,000	19,494
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	50,000	48,693
6.45%, 6/30/2033	20,000	23,294
Chevron Corp.:
2.355%, 12/5/2022	40,000	38,552
2.498%, 3/3/2022	45,000	43,948
ConocoPhillips Co., 4.95%, 3/15/2026	25,000	26,985
Devon Energy Corp., 3.25%, 5/15/2022	15,000	14,736
Energy Transfer Partners LP:
4.2%, 4/15/2027	45,000	43,466
6.625%, 10/15/2036	20,000	22,319
Enterprise Products Operating LLC:
3.75%, 2/15/2025	45,000	44,924
3.9%, 2/15/2024	50,000	50,449
Series D, 6.875%, 3/1/2033	20,000	24,802
Hess Corp., 7.125%, 3/15/2033	21,000	24,089
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,145
7.3%, 8/15/2033	50,000	59,275
Kinder Morgan, Inc., 4.3%, 3/1/2028	50,000	49,574
Marathon Petroleum Corp., 6.5%, 3/1/2041	60,000	70,210
Plains All American Pipeline LP, 4.5%, 12/15/2026	40,000	39,959
Shell International Finance BV:
2.25%, 1/6/2023	10,000	9,555
2.5%, 9/12/2026	15,000	13,839
5.5%, 3/25/2040	15,000	17,658
6.375%, 12/15/2038	35,000	45,216
Southern Union Co., 8.25%, 11/15/2029	40,000	47,563
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	45,809
TransCanada PipeLines Ltd.:
3-month USD-LIBOR + 2.210%, 4.524% ** , 5/15/2067	20,000	18,659
6.2%, 10/15/2037	40,000	46,706
Williams Partners LP, 3.75%, 6/15/2027	100,000	95,191
		1,187,876
Financials 5.4%
Allstate Corp., 5.35%, 6/1/2033	41,000	45,316
American Express Co., 2.65%, 12/2/2022	108,000	103,999
American International Group, Inc.:
3.75%, 7/10/2025	10,000	9,725
3.9%, 4/1/2026	50,000	48,881
AXA SA, 8.6%, 12/15/2030	40,000	52,000
Bank of America Corp.:
3.419%, 12/20/2028	50,000	46,929
4.125%, 1/22/2024	50,000	50,798
Bank of America NA, 6.0%, 10/15/2036	100,000	118,872
Bank One Corp.:
7.625%, 10/15/2026	40,000	48,512
8.0%, 4/29/2027	50,000	62,633
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	96,477
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	24,739
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	25,540
Citigroup, Inc.:
4.0%, 8/5/2024	50,000	49,596
4.3%, 11/20/2026	50,000	49,293
4.6%, 3/9/2026	50,000	50,331
6.625%, 6/15/2032	60,000	70,798
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	156,169
Fifth Third Bancorp., 8.25%, 3/1/2038	40,000	54,550
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	200,000	188,231
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	22,967
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	64,231
JPMorgan Chase & Co.:
3.782%, 2/1/2028	50,000	48,658
3.9%, 7/15/2025	100,000	99,965
4.95%, 6/1/2045	50,000	52,432
Legg Mason, Inc., 5.625%, 1/15/2044	25,000	25,289
Mastercard, Inc., 3.8%, 11/21/2046	25,000	23,952
MetLife, Inc.:
3.048%, 12/15/2022	75,000	73,768
3.6%, 4/10/2024	65,000	65,230
6.4%, 12/15/2066	20,000	21,200
Morgan Stanley:
4.375%, 1/22/2047	25,000	24,295
6.375%, 7/24/2042	80,000	99,742
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	24,120
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	34,269
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	22,449
Series D, 6.625%, 12/1/2037	40,000	49,422
Regions Financial Corp., 2.75%, 8/14/2022	25,000	24,108
State Street Corp., 2.65%, 5/19/2026	25,000	23,157
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	49,005
4.75%, 10/21/2045	50,000	50,859
U.S. Bancorp., 2.95%, 7/15/2022	165,000	161,569
Visa, Inc., 4.3%, 12/14/2045	50,000	51,700
Wells Fargo & Co.:
3.5%, 3/8/2022	100,000	99,856
3.55%, 9/29/2025	100,000	97,465
5.375%, 2/7/2035	75,000	83,841
		2,746,938
Health Care 2.4%
Abbott Laboratories, 4.75%, 4/15/2043	25,000	26,205
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,430
4.7%, 5/14/2045	25,000	24,020
Aetna, Inc., 6.625%, 6/15/2036	41,000	49,924
Allergan Finance LLC, 3.25%, 10/1/2022	80,000	78,546
AmerisourceBergen Corp., 4.3%, 12/15/2047	50,000	45,292
Amgen, Inc., 5.75%, 3/15/2040	70,000	78,027
Bayer US Finance II LLC, 144A, 5.5%, 8/15/2025	20,000	20,858
Becton Dickinson & Co., 4.685%, 12/15/2044	25,000	24,650
Cardinal Health, Inc., 4.368%, 6/15/2047	25,000	22,244
Celgene Corp., 4.625%, 5/15/2044	50,000	47,053
CVS Health Corp.:
3.375%, 8/12/2024	125,000	120,718
5.3%, 12/5/2043	50,000	52,253
Gilead Sciences, Inc.:
4.6%, 9/1/2035	25,000	25,777
4.75%, 3/1/2046	50,000	51,538
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	25,000	32,132
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,042
Mead Johnson Nutrition Co., 5.9%, 11/1/2039	20,000	23,723
Medtronic, Inc., 6.5%, 3/15/2039	20,000	25,396
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	25,033
Pfizer, Inc., 4.4%, 5/15/2044	25,000	25,703
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023	25,000	23,808
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	50,000	48,866
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	223,086
Wyeth LLC, 5.95%, 4/1/2037	40,000	48,488
		1,202,812
Industrials 1.8%
Boeing Co., 6.625%, 2/15/2038	40,000	52,705
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	20,226
6.2%, 8/15/2036	95,000	117,197
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	12,238
6.25%, 8/1/2034	10,000	12,231
6.375%, 11/15/2037	20,000	25,308
CSX Corp., 6.15%, 5/1/2037	40,000	48,061
Deere & Co., 8.1%, 5/15/2030	40,000	53,686
Fluor Corp., 3.5%, 12/15/2024	25,000	24,357
General Dynamics Corp., 2.25%, 11/15/2022	25,000	23,909
General Electric Co.:
3.1%, 1/9/2023	100,000	97,932
4.125%, 10/9/2042	40,000	35,677
Honeywell International, Inc.:
2.5%, 11/1/2026	50,000	46,277
3.35%, 12/1/2023	20,000	19,976
Lockheed Martin Corp., 4.07%, 12/15/2042	40,000	38,882
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	48,921
Union Pacific Corp., 3.646%, 2/15/2024	33,000	32,904
United Technologies Corp., 6.125%, 7/15/2038	50,000	58,984
Waste Management Holdings, Inc., 7.1%, 8/1/2026	80,000	96,622
Western Union Co., 6.2%, 6/21/2040	20,000	19,785
		885,878
Information Technology 1.9%
Apple, Inc.:
2.75%, 1/13/2025	20,000	19,161
3.25%, 2/23/2026	105,000	102,632
3.45%, 5/6/2024	163,000	163,079
Corning, Inc., 5.75%, 8/15/2040	20,000	22,437
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	25,000	25,691
International Business Machines Corp., 6.5%, 1/15/2028	50,000	60,289
Microsoft Corp.:
2.4%, 8/8/2026	100,000	92,205
2.875%, 2/6/2024	35,000	34,216
3.625%, 12/15/2023	65,000	66,013
3.7%, 8/8/2046	40,000	38,259
4.5%, 10/1/2040	10,000	10,768
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	45,636
Oracle Corp.:
2.95%, 11/15/2024	55,000	53,119
5.375%, 7/15/2040	110,000	125,212
6.125%, 7/8/2039	80,000	98,527
		957,244
Materials 0.5%
Dow Chemical Co., 5.25%, 11/15/2041	40,000	42,404
Eastman Chemical Co., 4.65%, 10/15/2044	25,000	24,178
LYB International Finance BV, 5.25%, 7/15/2043	25,000	25,516
Newmont Mining Corp., 5.875%, 4/1/2035	15,000	16,607
Nucor Corp., 6.4%, 12/1/2037	20,000	24,435
PPG Industries, Inc., 3.2%, 3/15/2023	50,000	49,208
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	21,000	24,312
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	63,866
		270,526
Real Estate 0.4%
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	123,236
(REIT), 4.25%, 11/15/2023	60,000	60,148
Weyerhaeuser Co., (REIT), 6.875%, 12/15/2033	25,000	30,488
		213,872
Utilities 2.0%
Alabama Power Co., 6.125%, 5/15/2038	42,000	50,899
Ameren Illinois Co., 3.7%, 12/1/2047	25,000	23,225
American Water Capital Corp., 2.95%, 9/1/2027	25,000	23,392
Baltimore Gas & Electric Co., 3.75%, 8/15/2047	25,000	22,937
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	50,000	54,183
Consolidated Edison Co. of New York, Series 08-B, 6.75%, 4/1/2038	40,000	52,283
DTE Electric Co., 5.7%, 10/1/2037	40,000	46,644
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	65,000	79,826
Duke Energy Florida Project Finance LLC, Series 2026, 2.538%, 9/1/2031	50,000	45,431
Exelon Corp., 5.625%, 6/15/2035	20,000	22,368
Florida Power & Light Co.:
3.25%, 6/1/2024	50,000	49,268
4.95%, 6/1/2035	40,000	43,513
KeySpan Corp., 8.0%, 11/15/2030	40,000	52,221
NiSource, Inc., 4.8%, 2/15/2044	25,000	25,305
Northern States Power Co., 6.25%, 6/1/2036	40,000	49,750
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	90,453
Pacific Gas & Electric Co., 6.05%, 3/1/2034	25,000	28,416
Puget Sound Energy, Inc., 5.795%, 3/15/2040	20,000	24,356
Sempra Energy, 6.0%, 10/15/2039	50,000	57,483
Southern California Edison Co., Series 2008-A, 5.95%, 2/1/2038	45,000	53,051
Southern Co., 2.95%, 7/1/2023	25,000	24,015
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	62,132
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	38,022
		1,019,173
Total Corporate Bonds (Cost $10,219,155)		10,524,228
Government & Agency Obligations 72.2%
Other Government Related (a) 1.0%
European Bank for Reconstruction & Development, 2.75%, 3/7/2023	50,000	49,262
European Investment Bank, 4.875%, 2/15/2036	65,000	78,153
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	45,778
International Bank for Reconstruction & Development, 4.75%, 2/15/2035	20,000	23,746
Kreditanstalt fuer Wiederaufbau, Zero Coupon, 4/18/2036	100,000	55,841
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	192,185
6.625%, 6/15/2035	40,000	39,740
		484,705
Sovereign Bonds 1.9%
Province of Quebec, Series NN, 7.125%, 2/9/2024	80,000	93,914
Republic of Colombia, 4.5%, 1/28/2026	200,000	203,800
Republic of Italy, 5.375%, 6/15/2033	80,000	83,366
Republic of Peru, 7.35%, 7/21/2025	115,000	140,991
Republic of Philippines, 5.5%, 3/30/2026	200,000	220,985
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	210,320
		953,376
U.S. Government Sponsored Agencies 1.6%
Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022	411,000	403,900
Federal National Mortgage Association:
6.25%, 5/15/2029	105,000	132,404
7.125%, 1/15/2030	41,000	55,291
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	226,771
		818,366
U.S. Treasury Obligations 67.7%
U.S. Treasury Bonds:
2.5%, 5/15/2046	100,000	87,203
2.875%, 8/15/2045	250,000	235,410
3.0%, 5/15/2045	250,000	241,231
3.0%, 11/15/2045	175,000	168,772
3.0%, 2/15/2047	250,000	240,928
3.0%, 2/15/2048	250,000	240,596
3.625%, 8/15/2043	250,000	268,272
3.875%, 8/15/2040	161,000	178,754
4.25%, 5/15/2039	506,000	590,083
4.5%, 8/15/2039	277,000	333,731
4.625%, 2/15/2040	154,000	188,812
6.0%, 2/15/2026	66,000	78,981
6.25%, 8/15/2023	486,000	558,634
7.25%, 8/15/2022	341,000	394,734
U.S. Treasury Notes:
1.125%, 6/30/2021	500,000	476,992
1.125%, 8/31/2021	500,000	475,508
1.25%, 3/31/2021	350,000	336,506
1.5%, 8/15/2026	250,000	223,223
1.625%, 5/15/2026	450,000	407,074
1.75%, 3/31/2022	90,000	86,541
1.75%, 5/31/2022	1,000,000	959,609
1.875%, 2/28/2022	500,000	483,301
1.875%, 9/30/2022	1,500,000	1,440,469
1.875%, 8/31/2024	1,000,000	940,195
2.0%, 2/15/2022	143,000	138,861
2.0%, 10/31/2022	650,000	626,742
2.0%, 11/30/2022	250,000	240,869
2.0%, 2/15/2025	200,000	188,359
2.125%, 5/15/2025	750,000	710,127
2.25%, 11/15/2024	500,000	479,160
2.25%, 11/15/2025	500,000	475,254
2.25%, 8/15/2027	1,000,000	937,813
2.25%, 11/15/2027	450,000	421,207
2.375%, 1/31/2023	1,000,000	977,031
2.5%, 3/31/2023	650,000	637,939
2.625%, 8/31/2020	5,000,000	4,982,031
2.75%, 8/31/2023	7,750,000	7,682,188
2.75%, 11/15/2023	500,000	495,137
2.75%, 2/15/2024	250,000	247,334
2.75%, 2/15/2028	1,000,000	974,961
2.875%, 8/15/2028	4,500,000	4,430,742
		34,281,314
Total Government & Agency Obligations (Cost $36,712,772)		36,537,761
Municipal Bonds and Notes 0.8%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	85,110
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	52,696
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	23,271
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	22,965
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	50,959
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	45,072
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	49,141
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	40,169
Total Municipal Bonds and Notes (Cost $332,153)		369,383
	Shares	Value ($)
Cash Equivalents 9.7%
DWS Central Cash Management Government Fund, 2.03% (b) (Cost $4,907,083)	4,907,083	4,907,083
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,171,163)	103.5	52,338,455
Other Assets and Liabilities, Net	(3.5)	(1,751,667)
Net Assets	100.0	50,586,788

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c)
—	— (d)	—	—	—	18	—	—	—
Cash Equivalents 9.7%
DWS Central Cash Management Government Fund, 2.03% (b)
161,902	41,023,841	36,278,660	—	—	26,713	—	4,907,083	4,907,083
161,902	41,023,841	36,278,660	—	—	26,731	—	4,907,083	4,907,083

*	Upon the recommendation of the fund’s investment advisor, DWS Investment Management Americas, Inc. (the “Advisor”), the Board of Trustees of Deutsche DWS Institutional Funds, on behalf of DWS U.S. Bond Index Fund, has authorized the fund’s termination and liquidation. Accordingly, on October 15, 2018 the fund redeemed all of its outstanding shares.
**	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$10,524,228	$—	$10,524,228
Government & Agency Obligations	—	36,537,761	—	36,537,761
Municipal Bonds and Notes	—	369,383	—	369,383
Short-Term Investments (e)	4,907,083	—	—	4,907,083
Total	$4,907,083	$47,431,372	$—	$52,338,455

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018